Expense Example {- Fidelity® Intermediate Treasury Bond Index Fund} - 02.28 Fidelity Treasury Bond Index Funds Combo Pro-07 - Fidelity® Intermediate Treasury Bond Index Fund - Fidelity Intermediate Treasury Bond Index Fund
Apr. 29, 2022 USD ($)
Expense Example:
1 year	$ 3
3 years	10
5 years	17
10 years	$ 39